ACCOUNTS PAYABLE - Schedule of Aged Analysis of Accounts Payable Based on Payment Due (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable [Abstract]
Within 30 days	$ 12,319	$ 8,429
31-60 days	691	341
61-90 days	381	478
Over 90 days	1,037	577
Accounts payable, net	$ 14,428	$ 9,825